ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Additional information (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Provision for reclamation costs undiscounted cash flows	$ 1,285,031	$ 1,411,293